Property, Plant and Equipment, Net - Schedule of Depreciation Expenses on Property, Plant and Equipment (Details) - Property, Plant and Equipment [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total depreciation expenses	¥ 364,368	¥ 379,676	¥ 425,588
Cost of revenues [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expenses		67,992	121,565
Sales and marketing expenses [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expenses	100,719	59,465	192,728
General and administrative expenses [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expenses	¥ 263,649	¥ 252,219	¥ 111,295